Business Combinations - Summary of Acquisition for Class of Assets Acquired and Liabilities Assumed (Detail) $ in Thousands, $ in Millions	May 24, 2018 USD ($)	May 24, 2018 ARS ($)	May 02, 2018 USD ($)	May 02, 2018 ARS ($)	Dec. 31, 2018 ARS ($)	May 24, 2018 ARS ($)	May 02, 2018 ARS ($)
Micro Lending S.A.U. [member]
Disclosure of detailed information about business combination [line items]
Cash and banks deposits							$ 2,783
Government securities							1,353,978
Loans and other financing							136,621
Property, plant and equipment							1,284
Other assets							322
Other financial liabilities and Financing received							(1,437,208)
Miscellaneous obligations							(50,117)
Forecasts							(157)
Net identifiable assets acquired							7,506
Consideration of the acquisition							0
- Amount paid net of expenses			$ 24.4				620,522
- Escrow account							81,025
- Contingent Consideration			2.4
Net cash flow used - investment activities			$ 20.0	$ 701,547
Goodwill by business combination							$ 694,041
Invertir Online.Com Argentina S.A.U. [member]
Disclosure of detailed information about business combination [line items]
Cash and banks deposits						$ 541,320
Government securities						137,138
Property, plant and equipment						853
Other assets						12,377
Intangible assets identified						0
- Customer relationship						335,889
- Brand Name						95,498
- Software and Technology						32,931
Other financial liabilities and Financing received						(514,067)
Other Liabilities						(55,695)
Net identifiable assets acquired						586,244
Consideration of the acquisition						0
- Amount paid net of expenses	$ 43.3					1,286,217
- Escrow account						76,194
- Contingent Consideration	7.5				$ 105,300	105,300
Net cash flow used - investment activities	$ 36.5	$ 1,467,711
Goodwill by business combination						$ 881,467